TEMPORARY EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 03, 2020
Original issue price per share	$ 0.747
Adjusted original issue price per share	$ 2.241
Proceeds from public offering	$ 17,310
Liquidation preference price per share	$ 2.241
Interest rate	8.00%
Outstanding convertible preferred shares				2,954,267
Qualified Public Offering [Member]
Pre-money valuation amount	$ 100,000
Proceeds from public offering	$ 30,000